Segment and Geographic Information (Details) - Schedule of Geographic information related to the Company’s Reportable Segments - USD ($) $ in Thousands	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2024	Sep. 30, 2023	Sep. 30, 2024	Sep. 30, 2023	Dec. 31, 2023	Dec. 31, 2022
Schedule of Geographic Information Related to the Company’s Single Reportable Segment [Line Items]
Revenue by Segment	$ 93	$ 1,261	$ 280	$ 3,007	$ 20,084	$ 17,089
Operating Loss by Segment					(69,464)	(18,448)
Europe
Assets by Segment	92,276		92,276		185,286
Europe
Liabilities by Segment	174,964		174,964		248,540
Europe
Geographic Information by Segment					30,517	29,394
Europe
Depreciation, amortization, and accretion			175	1,328	3,657	3,677
Interest expense	1,572	1,737	4,854	2,859	18,562	10,256
Income taxes			521	1,114	2,488	2,015
Net Loss					(69,464)	(18,448)
Europe [Member]
Schedule of Geographic Information Related to the Company’s Single Reportable Segment [Line Items]
Operating Loss by Segment					(46,301)	(14,977)
Europe
EBITDA by Segment	1,186	6,657	4,442	15,796	6,874	6,537
Europe
Depreciation, amortization, and accretion	(506)	(1,734)	(1,701)	(4,942)	(6,563)	(6,617)
Interest expense	4,550	7,015	12,536	17,863	(23,453)	(14,876)
Income taxes					(161)	(21)
Solis Bond Waiver					(11,766)
Impairment loss recognized on the remeasurement to fair value less costs to sell					(11,232)
Net Loss					(46,301)	(14,977)
US [Member]
Schedule of Geographic Information Related to the Company’s Single Reportable Segment [Line Items]
Revenue by Segment					116	25
Operating Loss by Segment					(23,163)	(3,471)
Europe
EBITDA by Segment	(1,780)	(831)	(6,658)	(2,634)	(4,560)	(3,370)
Europe
Depreciation, amortization, and accretion	(49)	(29)	(148)	(84)	(57)	(42)
Interest expense	450	259	1,531	391	(1,889)	(59)
Income taxes					(15)
Net Loss					(23,163)	(3,471)
US
Valuation on FPA Asset					(16,642)
Discontinued Operations [Member] | Europe [Member]
Europe
EBITDA by Segment	1,186	6,657	4,442	15,796
Revenue by Segment [Member]
Schedule of Geographic Information Related to the Company’s Single Reportable Segment [Line Items]
Revenue by Segment					20,084	17,089
Europe
Geographic Information by Segment	3,742	9,920	9,891	26,126
Revenue by Segment [Member] | Europe [Member]
Schedule of Geographic Information Related to the Company’s Single Reportable Segment [Line Items]
Revenue by Segment					30,401	29,368
Europe
Geographic Information by Segment		1,228		2,924
Revenue by Segment [Member] | US [Member]
Schedule of Geographic Information Related to the Company’s Single Reportable Segment [Line Items]
Revenue by Segment					116	26
Europe
Geographic Information by Segment	93	33	280	83
Revenue by Segment [Member] | Discontinued Operations [Member] | Europe [Member]
Schedule of Geographic Information Related to the Company’s Single Reportable Segment [Line Items]
Revenue by Segment					(10,433)	(12,305)
Europe
Geographic Information by Segment	3,649	8,659	9,611	23,119
Operating Loss [Member]
Schedule of Geographic Information Related to the Company’s Single Reportable Segment [Line Items]
Operating Loss by Segment					(69,464)	(18,448)
Europe
Net Loss					(69,464)	(18,448)
Operating Loss [Member] | Europe [Member]
Schedule of Geographic Information Related to the Company’s Single Reportable Segment [Line Items]
Operating Loss by Segment					(46,301)	(14,978)
Europe
Net Loss					(46,301)	(14,978)
Operating Loss [Member] | US [Member]
Schedule of Geographic Information Related to the Company’s Single Reportable Segment [Line Items]
Operating Loss by Segment					(23,163)	(3,470)
Europe
Net Loss					(23,163)	(3,470)
Assets by Segment [Member] | Europe [Member]
Europe
Assets by Segment					162,328	173,080
Assets by Segment [Member] | Europe [Member] | Fixed Assets [Member]
Europe
Assets by Segment					125,600	141,862
Assets by Segment [Member] | Europe [Member] | Other Assets [Member]
Europe
Assets by Segment					36,728	31,218
Assets by Segment [Member] | US [Member]
Europe
Assets by Segment					22,958	5,235
Assets by Segment [Member] | US [Member] | Fixed Assets [Member]
Europe
Assets by Segment					5,119	599
Assets by Segment [Member] | US [Member] | Other Assets [Member]
Europe
Assets by Segment					17,839	4,636
Liabilities by Segment [Member] | Europe [Member]
Europe
Liabilities by Segment					219,672	175,117
Liabilities by Segment [Member] | Europe [Member] | Debt [Member]
Europe
Liabilities by Segment					180,294	155,896
Liabilities by Segment [Member] | Europe [Member] | Other Liabilities [Member]
Europe
Liabilities by Segment					39,378	19,221
Liabilities by Segment [Member] | US [Member]
Europe
Liabilities by Segment					28,868	5,780
Liabilities by Segment [Member] | US [Member] | Debt [Member]
Europe
Liabilities by Segment					17,247	2,793
Liabilities by Segment [Member] | US [Member] | Other Liabilities [Member]
Europe
Liabilities by Segment					11,621	2,987
Geographic Information by Segment [Member]
Europe
Geographic Information by Segment					30,517	29,394
Geographic Information by Segment [Member] | Revenue – Discontinued Operations [Member]
Europe
Geographic Information by Segment					(10,433)	(12,305)
Geographic Information by Segment [Member] | Long-lived Assets [Member]
Europe
Geographic Information by Segment					185,286	178,315
Geographic Information by Segment [Member] | Europe [Member] | Long-lived Assets [Member]
Europe
Geographic Information by Segment					162,328	173,080
Geographic Information by Segment [Member] | Europe [Member] | Revenue [Member]
Europe
Geographic Information by Segment					30,401	29,368
Geographic Information by Segment [Member] | Europe [Member] | Revenue – Discontinued Operations [Member]
Europe
Geographic Information by Segment					(10,433)	(12,305)
Geographic Information by Segment [Member] | US [Member] | Revenue [Member]
Europe
Geographic Information by Segment					116	26
Geographic Information by Segment [Member] | US [Member] | Revenue [Member] | Long-lived Assets [Member]
Europe
Geographic Information by Segment					22,958	5,235
EBITDA [Member]
Europe
EBITDA by Segment					2,314	3,167
Country Renewable Programs [Member] | Europe [Member]
Schedule of Geographic Information Related to the Company’s Single Reportable Segment [Line Items]
Revenue by Segment					8,356	9,854
Country Renewable Programs [Member] | Revenue by Product Type [Member]
Schedule of Geographic Information Related to the Company’s Single Reportable Segment [Line Items]
Revenue by Segment					8,356	9,854
Country Renewable Programs [Member] | Revenue by Product Type [Member] | Europe [Member]
Europe
Geographic Information by Segment		1,788	29	4,312
Country Renewable Programs [Member] | Revenue by Product Type [Member] | US [Member]
Schedule of Geographic Information Related to the Company’s Single Reportable Segment [Line Items]
Revenue by Segment
Europe
Geographic Information by Segment	93	33	280	83
Green Certificates [Member] | Revenue by Product Type [Member]
Schedule of Geographic Information Related to the Company’s Single Reportable Segment [Line Items]
Revenue by Segment					10,677	9,452
Green Certificates [Member] | Revenue by Product Type [Member] | Europe [Member]
Schedule of Geographic Information Related to the Company’s Single Reportable Segment [Line Items]
Revenue by Segment					10,677	9,452
Green Certificates [Member] | Revenue by Product Type [Member] | US [Member]
Schedule of Geographic Information Related to the Company’s Single Reportable Segment [Line Items]
Revenue by Segment
Green Certificates [Member] | Revenue by Product Type [Member] | Discontinued Operations [Member]
Europe
Geographic Information by Segment	2,157	3,195	5,752	8,122
Green Certificates [Member] | Revenue by Product Type [Member] | Discontinued Operations [Member] | Europe [Member]
Europe
Geographic Information by Segment	2,157	3,195	5,752	8,122
Energy Offtake Agreements [Member] | Revenue by Product Type [Member]
Schedule of Geographic Information Related to the Company’s Single Reportable Segment [Line Items]
Revenue by Segment					11,484	10,088
Energy Offtake Agreements [Member] | Revenue by Product Type [Member] | Europe [Member]
Schedule of Geographic Information Related to the Company’s Single Reportable Segment [Line Items]
Revenue by Segment					11,368	10,062
Energy Offtake Agreements [Member] | Revenue by Product Type [Member] | US [Member]
Schedule of Geographic Information Related to the Company’s Single Reportable Segment [Line Items]
Revenue by Segment					$ 116	$ 26
Energy Offtake Agreements [Member] | Revenue by Product Type [Member] | Discontinued Operations [Member]
Europe
Geographic Information by Segment	1,492	4,904	3,830	13,609
Energy Offtake Agreements [Member] | Revenue by Product Type [Member] | Discontinued Operations [Member] | Europe [Member]
Europe
Geographic Information by Segment	$ 1,492	$ 4,904	$ 3,830	$ 13,609